Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2019
Accounting Policies [Abstract]
Asset Acquired and Liabilities Assumed on Acquisition	Acquisitions are aggregated by year of purchase in the following table:
	Fiscal 2019 Acquisitions			Fiscal 2018 Acquisitions
(In thousands)	Weighted-Average Intangible Asset Amortization Life (In Years)	Total		Weighted-Average Intangible Asset Amortization Life (In Years)	Total
Current assets		$29,734			$28,939
Property, plant and equipment		22,607			10,875
Goodwill	N/A	77,459		N/A	43,656
Trade names - indefinite lives	N/A	14,033		N/A	15,096
Other intangible assets	10	59,748		12	36,450
Other long-term assets		3,095			81
Total Assets Acquired		$206,676			$135,097
Liabilities assumed		(36,083)			(19,369)
Net Assets Acquired		$170,593	(1)		$115,728	(2)

(1)	Figure includes cash acquired of $2.3 million.
(2)	Figure includes cash acquired of $3.3 million.

Property, Plant and Equipment
May 31,	2019	2018
(In thousands)
Land	$88,638	$85,007
Buildings and leasehold improvements	459,542	445,017
Machinery and equipment	1,114,679	1,045,851
Total property, plant and equipment, at cost	1,662,859	1,575,875
Less: allowance for depreciation and amortization	843,648	795,569
Property, plant and equipment, net	$819,211	$780,306

Useful Lives

Depreciation is computed primarily using the straight-line method over the following ranges of useful lives:

Land improvements	1 to 50 years
Buildings and improvements	1 to 50 years
Machinery and equipment	1 to 33 years

Major Classes of Inventories	Inventories were composed of the following major classes:
May 31,	2019	2018
(In thousands)
Raw material and supplies	$296,493	$288,201
Finished goods	545,380	546,260
Total Inventory	$841,873	$834,461

Investment (Income), Net

Investment (income), net, consists of the following components:

Year Ended May 31,	2019	2018	2017
(In thousands)
Interest (income)	$(4,885)	$(5,003)	$(4,620)
Net loss (gain) on marketable securities	8,366	(11,704)	(8,174)
Other-than-temporary impairment on securities			420
Dividend (income)	(4,211)	(3,735)	(1,610)
Investment (income), net	$(730)	$(20,442)	$(13,984)

Other Expense (Income), Net

Other expense (income), net, consists of the following components:

Year Ended May 31,	2019	2018	2017
(In thousands)
Royalty expense (income), net	$(96)	$404	$2,680
(Income) related to unconsolidated equity affiliates	(332)	(1,002)	(1,013)
Pension non-service costs	1,647
Loss on extinguishment of debt (a)	3,051
Other expense (income), net	$4,270	$(598)	$1,667

(a)

In connection with the redemption of all of our outstanding 2.25% convertible senior notes in November 2018, we recognized a loss of $3.1 million, due to the fair value remeasurement on the date of conversion.